Earnings per share ("EPS") - Calculation of Basic and Diluted EPS (Details) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Profit for the year attributable to equity holders of the parent (£ million) - Basic	£ 542	£ 110	£ 683
Weighted average number of shares used in basic EPS calculation (million) (in shares)	1,077	1,072	1,098
Basic EPS (in dollar per share)	£ 0.503	£ 0.103	£ 0.622
Profit for the year attributable to equity holders of the parent (£ million) - Diluted	£ 542	£ 110	£ 683
Weighted average number of shares used in diluted EPS calculation (million) (in shares)	1,097	1,094	1,116
Diluted EPS (in dollar per share)	£ 0.494	£ 0.101	£ 0.612